INVESTMENTS IN ASSOCIATED COMPANIES (Income statement information) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Operating revenues	$ 337,827	$ 305,686
River Box Holding Inc. ("River Box")
Schedule of Equity Method Investments [Line Items]
Operating revenues	9,221	9,665
Net operating revenues	9,212	9,654
Net income	$ 1,451	$ 1,405
River Box Holding Inc. ("River Box")
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in percentage)	49.90%	49.90%	49.90%